RESTATEMENT - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 10, 2020
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Warrant liabilities	$ 25,627,000	$ 43,147,500	$ 43,147,500
Liabilities	39,245,702	55,927,140	55,830,550
Ordinary shares subject to possible redemption, 28,646,767 shares at $10.00 per share	302,551,560	286,467,670	286,466,240
Accumulated deficit	14,316,435	(1,767,451)	(1,588,878)
Additional paid-in-capital	(9,317,719)	6,766,010	6,587,441
Total Shareholder's Equity	5,000,003	5,000,007	5,000,010	$ 0
Previously Reported [Member]
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Liabilities		12,779,640	12,683,050
Ordinary shares subject to possible redemption, 28,646,767 shares at $10.00 per share		329,615,170	329,793,740
Accumulated deficit		(183,573)	(5,000)
Additional paid-in-capital		5,182,563	5,003,995
Total Shareholder's Equity		5,000,007	5,000,010
Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of Warrants as Derivative Liabilities
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Warrant liabilities		43,147,500	43,147,500
Liabilities		43,147,500	43,147,500
Ordinary shares subject to possible redemption, 28,646,767 shares at $10.00 per share		(43,147,500)	(43,147,500)
Accumulated deficit		(1,583,878)	(1,583,878)
Additional paid-in-capital		1,583,447	1,583,447
Class A Ordinary Share
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Class A ordinary shares	424	585	584
Total Shareholder's Equity	424	585		0
Class A Ordinary Share | Previously Reported [Member]
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Class A ordinary shares		154	152
Class A Ordinary Share | Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of Warrants as Derivative Liabilities
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Class A ordinary shares		431	$ 432
Class B Ordinary Share
Schedule of Error Corrections and Prior Period Adjustment Restatement [Table]
Class A ordinary shares	863	863
Total Shareholder's Equity	$ 863	$ 863		$ 0